Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,519	SFr 1,594	SFr 1,834
Average recorded investment, without specific allowance	546	401	391
Average recorded investment	2,065	1,995	2,225
Interest income recognized
Interest income recognized, with a specific allowance	31	20	27
Interest income recognized, without specific allowance	13	20	15
Interest income recognized	44	40	42
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	11	9	13
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	12	10	14
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	982	1,065	1,322
Average recorded investment, without specific allowance	430	306	298
Average recorded investment	1,412	1,371	1,620
Interest income recognized
Interest income recognized, with a specific allowance	24	15	19
Interest income recognized, without specific allowance	9	17	12
Interest income recognized	33	32	31
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	8	5	6
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	9	6	7
Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	81	90	78
Average recorded investment, without specific allowance	30	14	27
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	818	917	1,163
Average recorded investment, without specific allowance	395	292	271
Interest income recognized
Interest income recognized, with a specific allowance	22	14	17
Interest income recognized, without specific allowance	9	16	11
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	5	5
Interest income recognized on a cash basis, without specific allowance	1	1	1
Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	83	58	76
Average recorded investment, without specific allowance	5	0	0
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	0	5
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	537	529	512
Average recorded investment, without specific allowance	116	95	93
Average recorded investment	653	624	605
Interest income recognized
Interest income recognized, with a specific allowance	7	5	8
Interest income recognized, without specific allowance	4	3	3
Interest income recognized	11	8	11
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	4	7
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	3	4	7
Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	289	261	229
Average recorded investment, without specific allowance	114	91	83
Interest income recognized
Interest income recognized, with a specific allowance	3	2	2
Interest income recognized, without specific allowance	4	3	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	76	92	116
Average recorded investment, without specific allowance	0	1	7
Interest income recognized
Interest income recognized, with a specific allowance	2	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	172	176	167
Average recorded investment, without specific allowance	2	3	3
Interest income recognized
Interest income recognized, with a specific allowance	2	2	5
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2	5
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0